Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($) CreditFacility	Dec. 31, 2011 CAD	Dec. 31, 2011 Letter of Credit CAD	Dec. 31, 2012 Revolving credit facility CAD	Dec. 31, 2011 Revolving credit facility CAD	Dec. 31, 2011 Revolving credit facility Accordion Feature CAD	Dec. 31, 2011 7.250% Notes due in May 2019 CAD Y	Dec. 31, 2012 7.250% Notes due in May 2019 CAD
Debt Instrument [Line Items]
Long-term debt and capital lease obligation current and non-current	$ 3,538	4,690	$ 3,508	4,745					355 [1]	347	[1]
Debt instrument term									5
Annual maturities and principal repayments in 2013		46		46
Annual maturities and principal repayments in 2014		49		49
Annual maturities and principal repayments in 2015		123		123
Annual maturities and principal repayments in 2016		30		30
Annual maturities and principal repayments in 2017		27		27
Maximum capacity under revolving credit facility					600		1,000
Number of financial institutions involved in extending arrangement through 2012			12	12
Credit facility limit at pre-agreed pricing							400
Accordion feature							1,000	300
Revolving credit facility, available		145				460
Weighted average interest rate of credit facilities	2.94%	2.94%	1.98%	1.98%
Letters of credit amount utilized		395

[1]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.